Assets and liabilities held for sale - Additional information (Detail) $ in Millions	12 Months Ended
Dec. 31, 2024 CAD ($)
Assets and Liabilities Held for Sale [Abstract]
Impairment loss recognised in profit or loss	$ 395.4